Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Other Accrued Items (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Other Accrued Items [Line Items]
Total	€ 2,314	€ 13,447
Day One Loss [Member]
Schedule of Other Accrued Items [Line Items]
Total	1,379	12,392
Other accrued items related to lender warrants [Member]
Schedule of Other Accrued Items [Line Items]
Total	€ 935	€ 1,055